Revenue (Details) - Schedule of disaggregation of revenue from contracts with customers - ZAR (R) R in Thousands		12 Months Ended
		Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Revenue from contracts with customers
Subscription revenue - Cartrack		R 3,003,931	R 2,565,745	R 2,209,017
Subscription revenue - Karooooo Logistics		6,141	2,420
Other revenue - Cartrack
Hardware sales		29,685	37,435	45,280
Installation revenue		29,278	21,321	20,511
Miscellaneous contract fees		13,746	12,299	15,735
Vehicle sales		250,845	67,310
Delivery service fees		173,441	39,621
Total revenue		3,507,067	2,746,151	2,290,543
South Africa [Member]
Primary geographical markets
Primary geographical markets		2,730,401	2,123,153	1,681,928
Africa-Other [Member]
Primary geographical markets
Primary geographical markets		131,077	101,019	105,895
Europe [Member]
Primary geographical markets
Primary geographical markets		257,078	229,671	219,866
Asia-Pacific, Middle East and USA [Member]
Primary geographical markets
Primary geographical markets	[1]	388,511	292,308	282,854
Primary geographical markets [Member]
Primary geographical markets
Primary geographical markets		3,507,067	2,746,151	2,290,543
Products and services transferred at a point in time [Member]
Timing of revenue recognition
Timing of revenue recognition		323,554	177,986	81,526
Services transferred over time [Member]
Timing of revenue recognition
Timing of revenue recognition		3,183,513	2,568,165	2,209,017
Total Revenue [Member]
Timing of revenue recognition
Timing of revenue recognition		R 3,507,067	R 2,746,151	R 2,290,543

[1]	Included in Asia-Pacific is revenue from Singapore amounted to ZAR 105.6 million (2022: ZAR 96.1 million, 2021: ZAR 98.6 million).